Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2023
Related Party Transactions and Balances [Absract]
Related Party Transactions and Balances

15. Related Party Transactions and Balances

(1)	Related Parties:

Name of related parties	Relationship with the Company
Yangzhou Yada Powder Metallurgy Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Li Jun	Director of Hainan Guoxie
Liu Fang	Daughter of Yongjun Liu, Chairman and shareholder of the Company

(2)	Accounts receivable from a related party

	For the Year Ended December 31,
Name of related party	2023	2022	2021
Yangzhou Meihua Import and Export Co., Ltd.	$456,361	$-	$-

For the year ended December 31, 2023, the Group sold manufactured products to Yangzhou Meihua Import and Export Co., Ltd. The balance as of December 31, 2023 was still outstanding as of the date of this report.

(3)	Due from related parties

Due from a related party-current	For the Year Ended December 31,
Name of related party	2023	2022	2021
Li Jun	$21,127	$-	$-

For the year ended December 31, 2023, the Group loaned RMB$21,127 to Li Jun. The loan was unsecured, interest free and due on demand.

(4)	Deposits to a related party -noncurrent

	For the Year Ended December 31,
Name of related party	2023	2022	2021
Liu Fang	$9,155,059	$-	$-

On January 19, 2023, Huadong signed a letter of intent with Ms. Liu Fang to purchase 40% equity interest of Jiangsu Guomai Medical Equipment Co., Ltd (“Guomai”). The Group prepaid $9.2 million in deposits to Ms. Liu Fang and, as a result, a 40% equity interest in Guomai was pledged to Huadong. The transaction has not been completed as of the date of this report.

(5)	Related Party Sales

The Company sells products to its related parties and the sales amount from related parties for 2023, 2022 and 2021 are as follows:

	For the Year Ended December 31,
Name of related party	2023	2022	2021
Yangzhou Meihua Import and Export Co., Ltd.	$416,441	$18,780	$51,750
Yangzhou Yada Powder Metallurgy Co., Ltd.	-	-	347,737
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	-	10,416	176,414
Total	$416,441	$29,196	$575,901